Schedule of Investments (unaudited)	iShares® MSCI Water Management Multisector ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Beverages — 23.2%
Anheuser-Busch InBev SA/NV	3,216	$187,575
Coca-Cola Co. (The)	5,680	361,305
Coca-Cola Europacific Partners PLC	984	52,241
Diageo PLC	7,164	330,848
Fomento Economico Mexicano SAB de CV	8,400	66,933
Heineken Holding NV	324	24,292
PepsiCo Inc.	1,332	247,099
		1,270,293
Building Products — 5.4%
Geberit AG, Registered	507	243,032
Genuit Group PLC	5,728	21,609
Uponor OYJ	1,952	29,945
		294,586
Commercial Services & Supplies — 0.8%
China Everbright Environment Group Ltd.	96,000	44,419

Construction Materials — 1.6%
Wienerberger AG	3,360	88,848

Diversified Financial Services — 0.3%
Metro Pacific Investments Corp.	260,000	15,905

Electric Utilities — 0.7%
Light SA	400	441
Mercury NZ Ltd.	3,080	10,722
Verbund AG	288	26,071
		37,234
Electronic Equipment, Instruments & Components — 1.9%
Badger Meter Inc.	904	104,701

Food Products — 6.6%
Ausnutria Dairy Corp. Ltd.	1,000	516
Barry Callebaut AG, Registered	12	24,387
General Mills Inc.	2,753	234,831
McCormick & Co. Inc./MD, NVS	1,176	100,171
		359,905
Hotels, Restaurants & Leisure — 7.1%
Hilton Worldwide Holdings Inc.	1,284	183,124
Marriott International Inc./MD, Class A	1,252	207,018
		390,142
Independent Power and Renewable Electricity Producers — 0.6%
AES Brasil Energia SA	1,624	3,270
Auren Energia SA	372	992
Brookfield Renewable Corp., Class A	424	13,812
Meridian Energy Ltd.	5,592	17,357
		35,431
Machinery — 17.6%
Energy Recovery Inc.(a)	863	20,004
Evoqua Water Technologies Corp.(a)	3,544	154,129
Franklin Electric Co. Inc.	1,208	100,627
Kurita Water Industries Ltd.	3,200	143,500
METAWATER Co. Ltd.	1,200	15,716
Takuma Co. Ltd.	2,400	22,430
Security	Shares	Value

Machinery (continued)
Watts Water Technologies Inc., Class A	796	$126,126
Xylem Inc./NY	3,365	378,058
		960,590
Multi-Utilities — 5.8%
Veolia Environnement SA	12,320	318,865

Real Estate Management & Development — 0.3%
Swire Pacific Ltd., Class A	2,000	15,719

Semiconductors & Semiconductor Equipment — 13.7%
ASE Technology Holding Co. Ltd.	16,000	51,172
Macronix International Co. Ltd.	8,000	9,093
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	321,197
Texas Instruments Inc.	2,024	365,251
		746,713
Water Utilities — 14.0%
American Water Works Co. Inc.	2,248	341,156
Athens Water Supply & Sewage Co. SA	2,280	16,819
Beijing Enterprises Water Group Ltd.	160,000	42,729
Cia. de Saneamento Basico do Estado de Sao Paulo	10,142	117,830
Cia. de Saneamento do Parana	2,100	7,766
Inversiones Aguas Metropolitanas SA	467	244
United Utilities Group PLC	19,260	238,899
		765,443
Total Common Stocks — 99.6%
(Cost: $4,976,909)		5,448,794

Preferred Stocks

Water Utilities — 0.1%
Cia. de Saneamento do Parana, Preference Shares, NVS	9,012	6,599

Total Preferred Stocks — 0.1%
(Cost: $6,606)		6,599

Total Long-Term Investments — 99.7%
(Cost: $4,983,515)		5,455,393

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(b)(c)	10,000	10,000

Total Short-Term Securities — 0.2%
(Cost: $10,000)		10,000

Total Investments — 99.9%
(Cost: $4,993,515)		5,465,393

Other Assets Less Liabilities — 0.1%		3,028

Net Assets — 100.0%		$5,468,421

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Water Management Multisector ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/20/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$10,000	(b)	$—	$—	$—	$10,000	10,000	$61	$—

(a)	Commencement of operations.

(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,221,373	$2,227,421	$—	$5,448,794
Preferred Stocks	6,599	—	—	6,599
Money Market Funds	10,000	—	—	10,000
	$3,237,972	$2,227,421	$—	$5,465,393

Portfolio Abbreviation

NVS	Non-Voting Shares

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